CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN MEMBERS' CAPITAL / OWNER'S AND DROPDOWN COMPANIES' EQUITY (USD $) In Millions, unless otherwise specified	Total	Owner's Equity	Common Units	Subordinated Units	Seadrill	Total Before Non-controlling Interest [Member]	Noncontrolling Interest
Consolidated balance, beginning of period at Dec. 31, 2010	$ 1,252.5	$ 1,034.7	$ 0	$ 0	$ 111.1	$ 1,145.8	$ 106.7
Increase (Decrease) in Partners' Capital [Roll Forward]
Movement in invested equity	378.3	382.8			(15.7)	367.1	11.2
Consolidated and Combined carve-out net income	181.0	141.1			26.4	167.5	13.5
Consolidated balance, end of period at Dec. 31, 2011	1,055.2	793.0	0	0	153.2	946.2	109.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Movement in invested equity	(75.6)	6.4			(30.8)	(24.4)	(51.2)
Elimination of equity transferred to the Company		(644.6)				(644.6)	644.6
Allocation of Company capital to unitholders		(288.5)	288.5
Issuance of 24,815,025 common units and 16,543,350 subordinated units	221.4		221.4			221.4
Expenses related to IPO	(18.8)		(18.8)			(18.8)
Proceeds distributed back to Seadrill	202.6		202.6			202.6
Consolidated and Combined carve-out net income	293.6	146.5	5.6	3.7	42.8	198.6	95.0
Consolidated balance, end of period at Dec. 31, 2012	1,424.4	0	294.1	3.7	226.8	524.6	899.8
Increase (Decrease) in Partners' Capital [Roll Forward]
Allocation of Company capital to unitholders	(140.9)		(39.2)	(25.2)		(64.4)	(76.5)
Issuance of 24,815,025 common units and 16,543,350 subordinated units	464.8		464.8			464.8
Consolidated and Combined carve-out net income	415.4		53.4	33.7	57.3	144.4	271.0
Movement in invested equity prior to dropdown	(112.4)				(62.3)	(62.3)	(50.1)
Distribution to Seadrill for the acquisition of dropdown companies	(1,794.0)				(831.5)	(831.5)	962.5
Deemed distribution to Seadrill for the acquisition of dropdown companies	1,306.6				609.7	609.7	696.9
Allocation of deemed distribution	1,306.6		(609.7)			(609.7)	(696.9)
Equity contribution from Seadrill to Seadrill Operating LP	511.1						511.1
Units issued by Seadrill Capricorn Holdings LLC to Seadrill Limited	338.8						338.8
Common units issued to Seadrill - T-16	106.9		106.9			106.9
Capital injection due to forgiveness of related party payables	40.5		9.9	6.6		16.5	24.0
Consolidated balance, end of period at Dec. 31, 2013	$ 1,254.6	$ 0	$ 280.2	$ 18.8	$ 0	$ 299.0	$ 955.6